UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
	Shares	Market Value

EXCHANGE TRADED FUNDS - 89.8%
COUNTRY FUNDS - 11.3%
iShares MSCI Malaysia Index Fund	158,171	$ 2,257,100
iShares MSCI Mexico Investable Market Index Fund	28,142	1,729,326
iShares MSCI Philippines Investable Market Index Fund	88,675	2,645,175
iShares MSCI Thailand Index Fund	38,506	2,659,224
iShares MSCI United Kingdom Index Fund	68,768	1,120,231
		10,411,056
GEO-FOCUS-EQUITY 3.5%
iShares MSCI All Peru Capped Index Fund	44,022	1,869,614
iShares MSCI South Africa Index Fund	20,559	1,313,720
		3,183,334
LARGE-CAP-GROWTH FUNDS 41.7%
iShares Russell Microcap Index Fund	30,082	1,505,303
iShares S&P 100 Index Fund	167,993	10,494,523
iShares S&P 500 Growth Index Fund	162,996	11,981,836
Powershares QQQ Trust Series 1	23,400	1,501,344
SPDR S&P 500 ETF Trust	93,641	12,760,459
		38,243,465
SECTOR FUNDS 21.2%
Consumer Discretionary Select Sector SPDR Fund	68,076	2,980,367
Consumer Staples Select Sector SPDR Fund	37,736	1,312,081
Health Care Select Sector SPDR Fund	48,922	1,859,036
iShares Dow Jones Transportation Average Index Fund	22,332	2,084,246
iShares Dow Jones US Pharmaceuticals Index Fund	17,297	1,498,093
iShares Dow Jones US Telecommunications Sector Index Fund	74,875	1,682,441
iShares Nasdaq Biotechnology Index Fund	9,947	1,292,662
Powershares Dynamic Leisure & Entertainment Portfolio	51,745	1,121,832
SPDR Dow Jones REIT ETF	20,961	1,527,847
Technology Select Sector SPDR Fund	143,237	4,118,064
		19,476,669
VOLATILITY FUNDS 12.1%
iPath S&P 500 Dynamic VIX ETN *	108,155	6,157,264
ProShares VIX Mid-Term Futures ETF *	88,190	4,871,616
		11,028,880

TOTAL EXCHANGE TRADED FUNDS ( Cost - $82,798,402)		82,343,404

SHORT-TERM INVESTMENTS - 10.9%
MONEY MARKET FUND - 10.9%
HighMark Diversified Money Market Fund - 0.02%		10,026,035
(Cost - $10,026,035)

TOTAL INVESTMENTS - 100.7% ( Cost - $92,824,437)		$ 92,369,439
OTHER LIABILITIES LESS ASSETS - (0.7) %		(655,615)
NET ASSETS - 100.0%		$ 91,713,824

*Non-income producing
+ Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,030,019
	Unrealized depreciation:	(1,485,017)
Net unrealized depreciation:		$ (454,998)

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The amount of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Fund.

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 82,343,404	-	$ -	$ 82,343,404
Short Term Investments	$ 10,026,035	-	-	$ 10,026,035
Total	$ 92,369,439	$ -	$ -	$ 92,369,439

The Fund did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/29/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/29/12